Summary of significant accounting policies (Details) - segment	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014
Subsidary or Equity Method Investee [Line Items]
Number of Operating Segments	1
Eurosite Power Inc
Subsidary or Equity Method Investee [Line Items]
Percentage of ownership In subsidiary	48.00%	50.10%
American DG New York, LLC
Subsidary or Equity Method Investee [Line Items]
Percentage Of Ownership In Joint Venture	51.00%
Percentage Of Economic Interest	51.00%